Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
Inventories is comprised of the following:

	December 31,
	2013	2012
Raw materials	$17,121	$16,619
Work in process	3,243	2,643
Finished goods	2,741	573
Stores and spares	2,404	1,622
Packing material	110	102
	25,619	21,559
Less: inventory allowances	(1,438)	-
	$24,181	$21,559